Pension And OPEB Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.54%	4.05%	4.30%
Rate of compensation increase	4.46%	3.33%	3.29%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.73%	4.35%	4.60%